SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDSSM
CLASS A, CLASS T, CLASS B, AND CLASS C FEBRUARY 28, 1998 PROSPECTUS
AS OF MAY 28, 1998, Fidelity Advisor Short-Intermediate Municipal Income Fund was merged into Fidelity Advisor Intermediate Municipal Income Fund and shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund became shareholders of Fidelity Advisor Intermediate Municipal Income Fund. The merger was voted on and approved at a shareholder meeting on May 4, 1998. Fidelity Advisor Short-Intermediate Municipal Income Fund ceased to exist and is not offered.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 82, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-522-7297 if you are investing through a broker-dealer or insurance representative, 1-800-843-3001 if you are investing through a bank representative, or from your investment professional.
   The following information found in "Expenses" on page 4 is no longer applicable.

                                Class A       Class T       Class B       Class C

Annual account maintenance fee  $12.00        $12.00        $12.00        $12.00
(for accounts under $2,500)


The following information replaces similar information for TECHNOQUANT GROWTH, MID CAP, EQUITY GROWTH, STRATEGIC OPPORTUNITIES, LARGE CAP, GROWTH & INCOME, EQUITY INCOME, and BALANCED found in "Expenses" on page 6.



EQUITY FUNDS
                Operating Expenses                                                 Class A  Class T  Class B  Class C

TECHNOQUANT     Management fee                                                     0.60%    0.60%    0.60%    0.60%
GROWTH

                12b-1 fee (including 0.25% Shareholder Service
                Fee for Class B and Class C shares)                                0.25%    0.50%    1.00%    1.00%

                Other expenses (after reimbursement)                               0.45%    0.45%    0.45%    0.45%[A]

                Total operating expenses                                           1.30%    1.55%    2.05%    2.05%

MID CAP         Management fee                                                     0.60%    0.60%    0.60%    0.60%

                12b-1 fee (including 0.25% Shareholder Service
                Fee for Class B and Class C shares)                                0.25%    0.50%    1.00%    1.00%

                Other expenses                                                     1.43%    0.38%    0.43%    1.11%[A]

                Total operating expenses                                           2.28%    1.48%    2.03%    2.71%

EQUITY          Management fee                                                     0.60%    0.60%    0.60%    0.60%
GROWTH

                12b-1 fee (including 0.25% Shareholder Service
                Fee for Class B and Class C shares)                                0.25%    0.50%    1.00%    1.00%

                Other expenses                                                     0.49%    0.21%    0.35%    0.56%[A]

                Total operating expenses                                           1.34%    1.31%    1.95%    2.16%

STRATEGIC       Management fee                                                     0.40%    0.40%    0.40%    *
OPPORTUNITIES

                12b-1 fee (including 0.25% Shareholder Service
                Fee for Class B shares)                                            0.25%    0.50%    1.00%    *

                Other expenses                                                     3.06%    0.34%    0.38%    *

                Total operating expenses                                           3.71%    1.24%    1.78%    *

LARGE CAP       Management fee                                                     0.60%    0.60%    0.60%    0.60%

                12b-1 fee (including 0.25% Shareholder Service
                Fee for Class B and Class C shares)                                0.25%    0.50%    1.00%    1.00%

                Other expenses (after reimbursement)                               0.45%    0.45%    0.45%    0.45%[A]

                Total operating expenses                                           1.30%    1.55%    2.05%    2.05%

GROWTH &        Management fee                                                     0.50%    0.50%    0.50%    0.50%
INCOME

                12b-1 fee (including 0.25% Shareholder Service
                Fee for Class B and Class C shares)                                0.25%    0.50%    1.00%    1.00%

                Other expenses                                                     1.71%    0.59%    0.79%    0.92%[A]

                Total operating expenses                                           2.46%    1.59%    2.29%    2.42%

EQUITY          Management fee                                                     0.50%    0.50%    0.50%    0.50%
INCOME

                12b-1 fee (including 0.25% Shareholder Service
                Fee for Class B and Class C shares)                                0.25%    0.50%    1.00%    1.00%

                Other expenses                                                     0.53%    0.23%    0.24%    0.38%[A]

                Total operating expenses                                           1.28%    1.23%    1.74%    1.88%

BALANCED        Management fee                                                     0.45%    0.45%    0.45%    0.45%

                12b-1 fee (including 0.25% Shareholder Service
                Fee for Class B and Class C shares)                                0.25%    0.50%    1.00%    1.00%

                Other expenses                                                     0.97%    0.22%    0.67%    0.94%[A]

                Total operating expenses                                           1.67%    1.17%    2.12%    2.39%


* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
The following information replaces similar information for STRATEGIC INCOME found in "Expenses" on page 7.




TAXABLE INCOME FUNDS
            Operating Expenses                                                         Class A  Class T  Class B  Class C

STRATEGIC   Management fee                                                             0.59%    0.59%    0.59%    0.59%
INCOME
            12b-1 fee (including 0.25% Shareholder Service
            Fee for Class B and Class C shares)                                        0.15%    0.25%    0.90%    1.00%

            Other expenses                                                             2.14%    0.36%    0.37%    0.85%[A]

            Total operating expenses                                                   2.88%    1.20%    1.86%    2.44%


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 8.




MUNICIPAL FUNDS
                  Operating Expenses                                                 Class A  Class T  Class B  Class C

INTERMEDIATE      Management fee                                                     0.39%    0.39%    0.39%    0.39%
MUNICIPAL INCOME

                  12b-1 fee (including 0.25% Shareholder Service
                  Fee for Class B and Class C shares)                                0.15%    0.25%    0.90%    1.00%

                  Other expenses (after reimbursement)                               0.31%    0.26%    0.31%    0.31%[A]

                  Total operating expenses                                           0.85%    0.90%    1.60%    1.70%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
The following information replaces similar information for MID CAP, EQUITY GROWTH, STRATEGIC OPPORTUNITIES, LARGE CAP, EQUITY INCOME, BALANCED, and STRATEGIC INCOME found in "Expenses" on page 8.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:
                         Class A  Class T  Class B

Mid Cap                   2.24%    1.44%    1.98%

Equity Growth             1.32%    1.29%    1.92%

Strategic Opportunities   3.69%    1.23%    1.77%

Large Cap                 1.27%    1.53%    2.03%

Equity Income             1.27%    1.21%    1.73%

Balanced                  1.66%    1.17%    2.11%

Strategic Income          2.87%    1.19%    1.85%

(dagger) IMPACT OF CREDITS NOT APPLIED TO FIRST YEAR ESTIMATES.
The following information replaces similar information for TECHNOQUANT GROWTH, MID CAP, EQUITY GROWTH, GROWTH OPPORTUNITIES, STRATEGIC OPPORTUNITIES, LARGE CAP, GROWTH & INCOME, EQUITY INCOME, and BALANCED found in "Expenses" on page 9.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.


EQUITY FUNDS
                                                                 Examples

                         Full Redemption                                        No Redemption

                                           Class A  Class T  Class B   Class C  Class B        Class C

TECHNOQUANT GROWTH       1 year           $ 70      $ 50     $ 71[A]   $ 31[A]  $ 21           $ 21

                         3 years          $ 96      $ 82     $ 94[A]   $ 64     $ 64           $ 64

                         5 years          $ 125     $ 117    $ 130[A]  $ 110    $ 110          $ 110

                         10 years[B]      $ 205     $ 213    $ 210     $ 238    $ 210          $ 238

MID CAP                  1 year           $ 79      $ 50     $ 71[A]   $ 37[A]  $ 21           $ 27

                         3 years          $ 125     $ 80     $ 94[A]   $ 84     $ 64           $ 84

                         5 years          $ 172     $ 113    $ 129[A]  $ 143    $ 109          $ 143

                         10 years[B]      $ 304     $ 206    $ 245     $ 304    $ 245          $ 304

EQUITY GROWTH            1 year           $ 70      $ 48     $ 70[A]   $ 32[A]  $ 20           $ 22

                         3 years          $ 98      $ 75     $ 91[A]   $ 68     $ 61           $ 68

                         5 years          $ 127     $ 104    $ 125[A]  $ 116    $ 105          $ 116

                         10 years[B]      $ 209     $ 187    $ 204     $ 249    $ 204          $ 249

STRATEGIC OPPORTUNITIES  1 year           $ 93      $ 47     $ 68[A]   *        $ 18           *

                         3 years          $ 164     $ 73     $ 86[A]   *        $ 56           *

                         5 years          $ 238     $ 101    $ 116[A]  *        $ 96           *

                         10 years[B]      $ 431     $ 180    $ 281     *        $ 281          *

LARGE CAP                1 year           $ 70      $ 50     $ 71[A]   $ 31[A]  $ 21           $ 21

                         3 years          $ 96      $ 82     $ 94[A]   $ 64     $ 64           $ 64

                         5 years          $ 125     $ 117    $ 130[A]  $ 110    $ 110          $ 110

                         10 years[B]      $ 205     $ 213    $ 210     $ 238    $ 210          $ 238

GROWTH & INCOME          1 year           $ 81      $ 51     $ 73[A]   $ 35[A]  $ 23           $ 25

                         3 years          $ 130     $ 83     $ 102[A]  $ 75     $ 72           $ 75

                         5 years          $ 181     $ 119    $ 143[A]  $ 129    $ 123          $ 129

                         10 years[B]      $ 321     $ 217    $ 269     $ 276    $ 269          $ 276

EQUITY INCOME            1 year           $ 70      $ 47     $ 68[A]   $ 29[A]  $ 18           $ 19

                         3 years          $ 96      $ 73     $ 85[A]   $ 59     $ 65           $ 59

                         5 years          $ 124     $ 100    $ 114[A]  $ 102    $ 94           $ 102

                         10 years[B]      $ 203     $ 179    $ 187     $ 220    $ 187          $ 220

BALANCED                 1 year           $ 74      $ 47     $ 72[A]   $ 34[A]  $ 22           $ 24

                         3 years          $ 107     $ 71     $ 96[A]   $ 75     $ 66           $ 75

                         5 years          $ 143     $ 97     $ 134[A]  $ 128    $ 114          $ 128

                         10 years[B]      $ 244     $ 172    $ 228     $ 273    $ 228          $ 273


* FUND DOES NOT OFFER CLASS C SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
The following information replaces similar information for STRATEGIC INCOME found in "Expenses" on page 10.


TAXABLE INCOME FUNDS
                                                          Examples

                  Full Redemption                                       No Redemption

                                   Class A  Class T  Class B   Class C  Class B        Class C

STRATEGIC INCOME  1 year           $ 75     $ 47     $ 69[A]   $ 35[A]  $ 19           $ 25

                  3 years          $ 132    $ 72     $ 88[A]   $ 76     $ 58           $ 76

                  5 years          $ 192    $ 99     $ 121[A]  $ 130    $ 101          $ 130

                  10 years[B]      $ 353    $ 175    $ 256     $ 278    $ 256          $ 278


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 11.


MUNICIPAL FUNDS
                                                                           Examples

                                            Full Redemption                             No Redemption

                                            Class A          Class T  Class B  Class C  Class B        Class C

INTERMEDIATE MUNICIPAL INCOME  1 year       $ 46             $ 36     $ 46[A]  $ 27[A]  $ 16           $ 17

                               3 years      $ 64             $ 55     $ 60[A]  $ 54     $ 50           $ 54

                               5 years[C]   $ 83             $ 76     $ 78     $ 92     $ 78           $ 92

                               10 years[C]  $ 138            $ 135    $ 135    $ 201    $ 135          $ 201


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. The following information replaces the second table found in "Expenses" on page 11.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:



                  Class A  Effective Date    Class T  Effective Date    Class B  Effective Date    Class C  Effective Date

TechnoQuant
Growth             1.30%   12/1/98           1.55%    12/1/98           2.05%    12/1/98           2.05%    12/1/98

Large Cap          1.30%   12/1/98           1.55%    12/1/98           2.05%    12/1/98           2.05%    12/1/98

Mortgage
Securities         0.90%   3/1/97            1.00%    3/1/97            1.65%    3/1/97            *        *
Government
Investment         0.90%   8/30/96           1.00%    7/1/95            1.65%    1/1/96            1.75%    11/1/97

Intermediate
Bond               0.90%   8/30/96           1.00%    7/1/95            1.65%    1/1/96            1.75%    11/1/97

Short
Fixed-Income       0.90%   8/30/96           0.90%    8/30/96           **       **                1.75%    11/1/97

Municipal Income   0.90%   8/30/96           1.00%    7/1/95            1.65%    1/1/96            1.75%    11/1/97

Intermediate
Municipal Income   0.85%   12/1/98           0.90%    5/29/98           1.60%    12/1/98           1.70%    12/1/98


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
The following information replaces similar information found in "Expenses" on page 12.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:


                                           Other Expenses                          Total Operating Expenses
                               Class A   Class T   Class B   Class C[A]  Class A   Class T   Class B   Class C[A]

TechnoQuant Growth             1.56%     1.11%     1.27%     5.85%       2.41%     2.21%     2.87%     7.45%

Large Cap                      2.28%     0.52%     0.56%     1.49%       3.13%     1.62%     2.16%     3.09%

Mortgage Securities            3.05%[A]  0.92%[A]  4.24%[A]  *           3.64%[A]  1.61%[A]  5.58%[A]  *

Government Investment          4.39%     0.34%     0.39%     2.35%       4.98%     1.03%     1.73%     3.79%

Intermediate Bond              1.83%     (dagger)  0.40%     1.78%       2.42%     (dagger)  1.74%     3.22%

Short Fixed-Income             1.23%     (dagger)  **        1.29%       1.82%     (dagger)  **        2.73%

Municipal Income               1.62%     (dagger)  (dagger)  1.54%       2.16%     (dagger)  (dagger)  2.93%

Intermediate Municipal Income  8.83%     0.40%     0.56%     5.71%       9.37%     1.04%     1.85%     7.10%


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS SHOWN IN THE TABLE ON THE PREVIOUS PAGE.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
The following information replaces the biographical information for John Carlson and Brian Hogan found in the "Charter" section on pages 55 and 56.
John Carlson is Vice President and lead manager of Advisor Strategic Income, which he has managed since August 1995. He also manages the emerging markets investments of Advisor Strategic Income and manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.
   The following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 55.
John Avery is lead manager of Advisor Balanced, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity in 1995 as an analyst. Previously, he was an analyst for Putnam Investments from 1993 to 1994.
Kevin Grant is Vice President and manager of Advisor Balanced, Advisor Strategic Income, and Advisor Intermediate Bond, which he has managed since March 1996, December 1998, and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced and the domestic investment-grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity
funds.    Prior to joining Fidelity in 1993, Mr. Grant was vice
president and chief mortgage strategist at Morgan Stanley for three years.
Thomas Silvia is Vice President and manager of Advisor Mortgage Securities and Advisor Government Investment which he has managed since October 1997 and December 1998, respectively. He was a co-manager of Advisor Mortgage Securities since February 1997. He also manages other Fidelity funds. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also co-manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior manager with Legal & General, Limited, from 1981 to 1995. Christine Thompson is Vice President and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.
The following information replaces the last paragraph found under the heading "FMR and Its Affiliates" in the "Charter" section on page 57. FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of Fidelity Advisor Funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces similar information found under the heading "Strategic Income Fund" in "Investment Principles and Risks" on page 59.
The fund invests primarily in debt securities, including lower-quality securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets. The fund also may invest a portion of its assets in convertible securities and common and preferred stocks.
The HIGH YIELD category includes high-yielding, lower-quality securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental securities of any quality of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
The following information replaces the "Restrictions" found under the heading "Equity Securities" in the "Investment Principles and Risks" section on page 62.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, this limitation does not apply to securities of other investment companies. The following information replaces the similar information found under the heading "Diversification" in the "Investment Principles and Risks" section on page 65.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, to securities of other investment companies.
The following information replaces the similar information found under the heading "Fundamental Investment Policies and Restrictions" in the "Investment Principles and Risks" section on page 66.
With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, to securities of other investment companies.
The following information replaces the first three paragraphs found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 67.
The management fee is calculated and paid to FMR every month.
For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The following information replaces similar information found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 67.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, and it drops as total assets under management increase. For December 1997, the group fee rate for the Equity Funds was 0.29%, and the group fee rate for the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds was 0.14%.
The individual fund fee rates for each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income is 0.30%. The individual fund fee rate for each of Growth & Income and Equity Income is 0.20%. The individual fund fee rate for Balanced is 0.15%. The individual fund fee rate for each of High Yield and Strategic Income is 0.45%. The individual fund fee rate for each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income is 0.25%.
The following information replaces the thirteenth paragraph found under the heading "Other Expenses" in the "Breakdown of Expenses" section beginning on page 69.
In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. Up to the full amount of the Class B service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
The following information replaces the fourteenth and fifteenth paragraphs found under the heading "Other Expenses" in the "Breakdown of Expenses" section beginning on page 69.
Class C shares of each fund (except Strategic Opportunities, Mortgage Securities, and Short-Intermediate Municipal Income) have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of the Class C distribution fee and Class C service fee paid by such shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.
The following information replaces similar information found in "How to Buy Shares" on page 72.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call 1-800-843-3001.
The following information replaces similar information found in "How to Buy Shares" on page 72.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For certain Fidelity Advisor retirement accounts(double dagger) $500 Through regular investment plans* $100
TO ADD TO AN ACCOUNT $100
MINIMUM BALANCE $1,000
For certain Fidelity Advisor retirement accounts(double dagger) None (double dagger) THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
* AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 75.
The following information replaces similar information found in "Investor Services" on page 76.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND
MINIMUM
INITIAL
$100
The following information replaces the second paragraph found under the heading "Finders Fee" in the "Transaction Details" section beginning on page 79.
Except as provided below, any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.
The following information supplements the information found under the heading "Finder's Fee" in the "Transaction Details" section on page 80.
Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.
The following information replaces the last paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page 80.
With respect to shares held by an insurance company separate account, the Class A or Class T CDSC does not apply.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions; (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 701/2. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
The following information replaces the third paragraph under the heading "Contingent Deferred Sales Charge" in the "Transaction Details" section on page 80.
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 4.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
The following information replaces the fifth paragraph under the heading "Contingent Deferred Sales Charge" in the "Transactions Details" section on page 80.
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
   The following information found in "Transaction Details" on page 81 is no longer applicable.
       FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE
FEE    of $12.00 from accounts with a value of less than $2,500
(including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and
(ii) through NSCC; provided those accounts are registered under the same primary social security number.
The following information replaces similar information found in "Exchange Restrictions" on page 82.
As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
The following information found in "Exchange Restrictions" on page 82 is no longer applicable.
(small solid bullet) If you have held Class A or Class T shares of Short Fixed-Income or Short-Intermediate Municipal Income for less than six months and you exchange into Class A or Class T of another Advisor fund, you pay the difference between that fund's Class A or Class T front-end sales charge and any Class A or Class T front-end sales charge you may have previously paid in connection with the shares you are exchanging.
The following information replaces the Class A waivers found in "Sales Charge Reductions and Waivers" on page 83.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. Purchased for an employee benefit plan with at least $25 million or more in plan assets;
2. Purchased for an employee benefit plan investing through an insurance company separate account used to fund annuity contracts;
3. Purchased for an employee benefit plan investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans that participate in the Advisor Retirement Connection do not qualify for this waiver;
4. Purchased for an employee benefit plan investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;
5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;
6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans do not qualify for this
waiver;    or
8. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.


SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDSSM
INSTITUTIONAL CLASS
FEBRUARY 28,1998 PROSPECTUS
AS OF MAY 28, 1998, Fidelity Advisor Short-Intermediate Municipal Income Fund was merged into the corresponding class of Fidelity Advisor Intermediate Municipal Income Fund and shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund became shareholders of Fidelity Advisor Intermediate Municipal Income Fund. The merger was voted on and approved at a shareholder meeting on May 4, 1998. Fidelity Advisor Short-Intermediate Municipal Income Fund ceased to exist and is not offered.
The following information replaces each reference to 1-800-843-3001. If you are investing through a broker-dealer or insurance representative, call 1-800-522-7297. If you are investing through a bank representative, call 1-800-843-3001.
The following information supplements similar information found in "Who May Want to Invest" on page 3.
6. Insurance company employee benefit plan programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company employee benefit plan programs include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not a part of an organization primarily engaged in the brokerage business. The following information replaces similar information found in "Who May Want to Invest" on page 3.
For purchase made by managed account programs, insurance company separate accounts or insurance company employee benefit plan programs, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
   The following information found in "Expenses" on page 4 is no longer applicable.
ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

The following information replaces similar information for TECHNOQUANT GROWTH AND LARGE CAP found in "Expenses" beginning on page 4.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Institutional Class shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown on the next page include any shareholder transaction expenses and Institutional Class's annual operating expenses.

EQUITY FUNDS
                            OPERATING EXPENSES    EXAMPLES

TECHNOQUANT GROWTH  MANAGEMENT FEE         0.60%  1 YEAR    $ 11

                    12B-1 FEE              NONE   3 YEARS   $ 33

                    OTHER EXPENSES         0.45%  5 YEARS   $ 58
                    (AFTER REIMBURSEMENT)

                    TOTAL OPERATING        1.05%  10 YEARS  $ 128
                    EXPENSES

LARGE CAP           MANAGEMENT FEE         0.60%  1 YEAR    $ 11

                    12B-1 FEE              NONE   3 YEARS   $ 33

                    OTHER EXPENSES         0.45%  5 YEARS   $ 58
                    (AFTER REIMBURSEMENT)

                    TOTAL OPERATING        1.05%  10 YEARS  $ 128
                    EXPENSES

The following information replaces similar information for STRATEGIC INCOME and INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 6.

TAXABLE INCOME FUNDS
                     OPERATING EXPENSES    EXAMPLES

STRATEGIC INCOME  MANAGEMENT FEE    0.59%  1 YEAR    $ 12

                  12B-1 FEE         NONE   3 YEARS   $ 38

                  OTHER EXPENSES    0.62%  5 YEARS   $ 66

                  TOTAL OPERATING   1.21%  10 YEARS  $ 147
                  EXPENSES

MUNICIPAL FUNDS

INTERMEDIATE
MUNICIPAL INCOME  MANAGEMENT FEE    0.39%  1 YEAR    $ 7

                  12B-1 FEE         NONE   3 YEARS   $ 22

                  OTHER EXPENSES    0.31%  5 YEARS   $ 39
                  (AFTER REIMBURSEMENT)

                  TOTAL OPERATING   0.70%  10 YEARS  $ 87
                  EXPENSES


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. The following information replaces similar information found in "Expenses" on page 7.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented in the preceding tables would have been:
                              INSTITUTIONAL CLASS

MID CAP                       0.84%

EQUITY GROWTH                 0.75%

GROWTH OPPORTUNITIES          0.65%

STRATEGIC OPPORTUNITIES       1.05%

LARGE CAP                     1.02%

EQUITY INCOME                 0.67%

STRATEGIC INCOME              1.20%

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:
                                       EFFECTIVE
                                       DATE

TECHNOQUANT GROWTH              1.05%  12/1/98

LARGE CAP                       1.05%  12/1/98

MORTGAGE SECURITIES             0.75%  3/1/97

GOVERNMENT INVESTMENT           0.75%  7/1/95

INTERMEDIATE BOND               0.75%  7/1/95

SHORT FIXED-INCOME              0.75%  8/30/96

MUNICIPAL INCOME                0.75%  7/1/95

INTERMEDIATE MUNICIPAL INCOME   0.70%  12/1/98

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                                                   OTHER EXPENSES            TOTAL OPERATING
                                                                                 EXPENSES

TECHNOQUANT GROWTH                                    3.84%                       4.44%

LARGE CAP                                             0.55%                       1.15%

MORTGAGE SECURITIES                                   0.69%[A]                    1.13%[A]

GOVERNMENT INVESTMENT                                 0.34%                       0.78%

SHORT FIXED-INCOME                                    0.58%                       1.02%

MUNICIPAL INCOME                                      1.56%                       1.95%

INTERMEDIATE MUNICIPAL INCOME                         0.58%                       0.97%

SHORT-INTERMEDIATE MUNICIPAL INCOME                   3.84%                       4.23%


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
The following information replaces the third paragraph under the heading "FMR and Its Affiliates" in the "Charter" section on page 22. Beginning January 1, 1999, Fidelity Investments Money Management, Inc.
(FIMM), located in Merrimack, New Hampshire, will select certain types of investments for Balanced and Strategic Income. Beginning January 1, 1999, FIMM will have primary responsibility for providing investment management services for Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.
The following information replaces the biographical information for John H. Carlson and Brian Hogan found in the "Charter" section on pages 22 and 23.
John Carlson is Vice President and lead manager of Advisor Strategic Income, which he has managed since August 1995. He also manages the emerging markets investments of Advisor Strategic Income and manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.
   The following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 22.
John Avery is lead manager of Advisor Balanced, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity in 1995 as an analyst. Previously, he was an analyst for Putnam Investments from 1993 to 1994.
Kevin Grant is Vice President and manager of Advisor Balanced, Advisor Strategic Income, and Advisor Intermediate Bond, which he has managed since March 1996, December 1998, and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced and the domestic investment-grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity
funds.    Prior to joining Fidelity in 1993, Mr Grant was vice
president and chief mortgage strategist at Morgan Stanley for three years.
Thomas Silvia is Vice President and manager of Advisor Mortgage Securities and Advisor Government Investment which he has managed since October 1997 and December 1998, respectively. He was a co-manager of Advisor Mortgage Securities since February 1997. He also manages other Fidelity funds. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also co-manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International, Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior manager with Legal & General, Limited, from 1981 to 1995. Christine Thompson is Vice President and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.
The following information replaces the last paragraph found under the heading "FMR and Its Affiliates" in the "Charter" section on page 24. FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of Fidelity Advisor Funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces the second and fourth paragraphs, respectively, under the heading "Strategic Income Fund" in "Investment Principles and Risks" on page 26.
The fund invests primarily in debt securities including lower-quality securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets. The fund also may invest a portion of its assets in convertible securities and common and preferred stocks.
The HIGH YIELD category includes high-yielding, lower-quality securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental securities of any quality of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
The following information replaces the "Restrictions" found under the heading "Equity Securities" in the "Investment Principles and Risks" section on page 29.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, this limitation does not apply to securities of other investment companies. The following information replaces the similar information found under the heading "Diversification" in the "Investment Principles and Risks" section on page 32.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, to securities of other investment companies.
The following information replaces the similar information found under the heading "Fundamental Investment Policies and Restrictions" in the "Investment Principles and Risks" section on page 33.
With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, to securities of other investment companies.
The following information replaces the first three paragraphs found under the heading "Management Fee" in the "Charter" section on page 34.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month.
For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The following information replaces similar information found under the heading"Management Fee" in the "Breakdown of Expenses" section on page 34.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, and it drops as total assets under management increase. For December 1997, the group fee rate for the Equity Funds was 0.29%, and the group fee rate for the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds was 0.14%.
The individual fund fee rates for each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income is 0.30%. The individual fund fee rate for each of Growth & Income and Equity Income is 0.20%. The individual fund fee rate for Balanced is 0.15%. The individual fund fee rate for each of High Yield and Strategic Income is 0.45%. The individual fund fee rate for each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income is 0.25%.
The following information replaces similar information found in "How to Buy Shares" on page 38.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For certain Fidelity Advisor retirement accounts(double dagger) $500 Through regular investment plans* $100
TO ADD TO AN ACCOUNT $100
MINIMUM BALANCE $1,000
For certain Fidelity Advisor retirement accounts(double dagger) None (double dagger)THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 41.
The following information replaces similar information found in "Investor Services" on page 41.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND
MINIMUM
INITIAL
$100
   The following information found in "Transaction Details" on page 44 is no longer applicable.
       FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE
FEE    of $12.00 from accounts with a value of less than $2,500,
subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.


SUPPLEMENT TO THE FIDELITY ADVISOR FUNDSSM:
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
FEBRUARY 28, 1998
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES FUNDAMENTAL INVESTMENT LIMITATION
(1) IN EACH OF "INVESTMENT LIMITATIONS OF EQUITY INCOME FUND," "INVESTMENT LIMITATIONS OF BALANCED FUND," "INVESTMENT LIMITATIONS OF HIGH YIELD FUND," "INVESTMENT LIMITATIONS OF MORTGAGE SECURITIES FUND," "INVESTMENT LIMITATIONS OF GOVERNMENT INVESTMENT FUND," AND INVESTMENT LIMITATIONS OF SHORT FIXED-INCOME FUND" FOUND ON PAGES 12, 13, 15, 17, 18, AND 20, RESPECTIVELY.
(1) The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
THE FOLLOWING INFORMATION SUPPLEMENTS THE FUNDAMENTAL INVESTMENT LIMITATIONS IN "INVESTMENT LIMITATIONS OF EQUITY INCOME FUND" FOUND ON PAGE 12.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INFORMATION SUPPLEMENTS THE NON-FUNDAMENTAL INVESTMENT LIMITATIONS IN "INVESTMENT LIMITATIONS OF EQUITY INCOME FUND" FOUND ON PAGE 13.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INFORMATION REPLACES FUNDAMENTAL INVESTMENT LIMITATION
(5) IN "INVESTMENT LIMITATIONS OF GOVERNMENT INVESTMENT FUND" FOUND ON
PAGE 18.
(5) The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION FOUND ON PAGE 36. SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE
SAI.
SPECIAL CONSIDERATIONS REGARDING THE RUSSIAN FEDERATION
The Russian Federation is the largest republic of the Commonwealth of Independent States with a 1995 population of 147,500,000. It is about one and four fifths of the land area of the United States and occupies most of eastern Europe and north Asia.
Russia has had a long history of political and economic turbulence. The U.S.S.R. lasted 69 years and for more than half that time it ranked as a nuclear superpower. In the 1930's tens of millions of its citizens were collectivized under state agricultural and industrial enterprises and millions died in political purges and the vast penal and labor system or in state-created famines. During World War II, as many as 20 million Soviet citizens died. After decades of communist rule the Soviet Union was dissolved on December 8, 1991 following a failed coup attempt against the government of Mikhail Gorbachev. On the day that the leaders declared that the Soviet Union ceased to exist, the Soviet republics were invited to join with Russia in the Commonwealth of Independent states (CIS). At one time or another those that have agreed to join have included the Ukraine, Belarus, Moldova, Georgia, Armenia, Azerbaijan, Uzbekistan, Turkmenistan, Tajikistan, Kazakhstan and Kyrgyzstan, but a number have dropped out since or have only observer status. Each of the republics is a sovereign state that controls its own economy and natural resources and collects its own taxes, providing only minimal support to the CIS.
Boris Yeltsin, President of Russia, inherited the mantle of economic and political chaos. With the freeing of most prices he staked his political life on the rapid creation of a free market economy. Since 1991 Yeltsin and his Russian reformers have been faced with the daunting task of stabilizing the Russian economy while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of the Russian people. To date, their efforts have yielded widely mixed results. On the one hand, they have made some impressive progress. Since 1992, they have abolished central planning, decontrolled prices, unified the foreign exchange market, made the ruble convertible, and privatized two thirds of the economy. They have accomplished this in spite of the crushing burdens inherited from the communist system: huge industrial enterprises that are unprofitable; an obsolete capital stock; a crumbling energy sector, huge external debt; and armies that had to be repatriated and resettled at home.
Russia remains a paradox among the major economies of the world in that it is a country marked by stagnation in production levels, but has few constraints on growth. Labor supply is adequate and savings are high. In addition, there is almost unlimited scope for increasing productivity through the introduction of improved technologies, production process and market-oriented managerial development. There are 147 million consumers who are slowly increasing their buying power and education standards are high. Russia is also rich in natural resources. It has 40% of the world's natural gas reserves, 6% of its oil, 25% of coal, diamonds, gold and nickel, and 30% of timber and bauxite. Approximately ten million people are engaged in agriculture and they produce half of the region's grain, meat, milk, and other dairy products.
The main reason for the continued poor performance of the Russian economy is the country's failure to mobilize the resources that are available. While the official unemployment rate was at 10.6% in 1996, up to half of the working population is, in effect, unemployed or, to a significant degree, underemployed in inefficient and unproductive industries. Much of the country's savings have been siphoned off through capital flight. Russia's technological potential for assimilating both domestic and foreign technologies is not being exploited. Industry privatization and restructuring initiatives have generally failed to mobilize the available factors of production as the country's privatization program virtually ensures the predominance of the old management teams that are largely non market-oriented in their management approach. Approximately 80% of Russian privatized companies continue to be majority-owned by insiders and only 10% are owned by investors with large enough stakes to influence the running of the company.
In July 1996, Boris Yeltsin was re-elected for a second term and it was hoped that the election would mark the start of a more stable period of economic growth. However, macroeconomic indicators in 1996 proved contradictory. On the one hand, the Russian government continued its strict credit policies, and the annual inflation rate for 1996 dropped to 23%, down from 131% in 1995. Inflation has since remained below 3% a month through the first half of 1997. In addition, expenditure cuts trimmed the budget deficit to 7% of GDP for the first nine months of 1996. On the other hand, however, GDP fell by 6% following 1995's 4% fall, while industrial production was down by 5% and real investment dropped by approximately 19%. Non-payment continues to represent a serious problem for the economy, particularly in the energy sector.
While Russia is widely believed to be one of the most risky markets in eastern Europe, it is also recognized for its potential for positive returns. In 1996 the Russian market delivered the world's best stock market performance and was among the top performing markets in the first half of 1997. However, the market has been essentially liquidity driven and concentrated in a very few of the country's largest companies. At just $65 billion, the total capitalization of the stock market accounts for just 12 percent of GDP. The majority of investors in Russian equities are small and medium-sized US hedge funds. In addition, several country specific funds have been established to make direct and portfolio investments in Russian companies. To facilitate foreign investment, a number of the larger Russian companies have issued equity in the form of American depositary receipts while six big firms have issued securities in the form of Russian depositary certificates. These certificates are issued and marketed by the Bank of New York. Any investment in Russia is risky and deciding which companies will perform well at this stage of the country's transformation is far from easy. A combination of poor accounting standards, inept management, limited shareholder rights and the criminalization of large sectors of the economy pose a significant risk, particularly to foreign investors.
THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH FOUND IN THE "PORTFOLIO TRANSACTIONS" SECTION ON PAGE 48.
To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use research services of the brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services (Japan) LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 108.
Balanced may compare its performance to that of the Fidelity Balanced Composite Benchmark which is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indices are used to calculate the Fidelity Balanced Composite Benchmark: equity - the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks; and bond - the Lehman Brothers Aggregate Bond Index, a benchmark of investment-grade bonds. The index weightings of the Fidelity Balanced Composite Benchmark are rebalanced monthly.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" BEGINNING ON PAGE 110.
CLASS A SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's front-end sales charge on shares acquired through reinvestment of dividends and capital gains or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) with at least $25 million or more in plan assets;
2. to shares purchased for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) investing through an insurance company separate account used to fund annuity contracts;
3. to shares purchased for an employee benefit plan (including403(b) programs, but otherwise as defined in ERISA) investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in brokerage business. Employee benefit plans that participate in the Advisor Retirement Connection do not qualify for this waiver;
4. to shares purchased for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;
5. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) and accounts managed by third parties do not qualify for this waiver;
6. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) do not qualify for this waiver;
7. to shares purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise defined in ERISA) do not qualify for this waiver;
   or
8. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" BEGINNING ON PAGE 111.
CLASS T SHARES ONLY
5. to shares purchased for an employee benefit plan (as defined by ERISA (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly, Keogh/H.R. 10 plans), but including 403(b) programs));
6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
STRATEGIC OPPORTUNITIES: INITIAL CLASS ONLY
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) that qualified for exemption (1) and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and
(ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;
THE FOLLOWING INFORMATION REPLACES THE LAST PARAGRAPH FOUND UNDER THE HEADING "INSTITUTIONAL CLASS SHARES ONLY" IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION" SECTION ON PAGE 113.
INSTITUTIONAL CLASS SHARES ONLY
6. Insurance company employee benefit plan programs (including 403 (b) programs, but otherwise as defined in ERISA) that (i) charge an asset-based fee and (ii) will have at least$1 million invested in the Institutional Class of the Advisor funds. Insurance company employee benefit plan programs include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business. For purchases made by managed account programs, insurance company separate accounts or insurance company employee benefit plan programs, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER THE HEADING "FINDER'S FEE" IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION BEGINNING ON PAGE 113.
FOR CLASS A AND CLASS T SHARES ONLY
FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
For the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund will not be considered "eligible purchases."
Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares, as applicable that have been held for the longest period of time. Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to shares held by an insurance company separate account, the Class A or Class T CDSC does not apply.
With respect to employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA), the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION ON PAGE 117.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 121.
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1997, or calendar year ended December 31, 1997, as applicable.


COMPENSATION TABLE
AGGREGATE COMPENSATION FROM A FUNDA  J. GARY            RALPH     PHYLLIS   RICHARD                         ROBERT
                                     BURKHE             F.        BURKE     J. FLYNN                        M.
                                     AD(DOUBLE DAGGER)  COX       DAVIS     (DOUBLE DAGGER)(DOUBLE DAGGER)  GATES

TECHNOQUANT GROWTH**,B               $ 0                $ 8       $ 8       $ 0                             $ 5

INTERNATIONAL                         0                  20        20        0                               17
CAPITAL
APPRECIATIONB,++

OVERSEAS*,B,C                         0                  481       471       64                              121

MIDCAP**,B                            0                  144       141       6                               66

EQUITY GROWTH**,B,D,N                 0                  2,067     2,022     127                             783

GROWTH                                0                  7,159     7,008     860                             5,170
OPPORTUNITIES **,B,E,N,O

STRATEGIC OPPORTUNITIES**,B           0                  265       259       0                               170

LARGE CAP**,B                         0                  24        24        1                               11

GROWTH &                              0                  23        23        0                               16
INCOME**,B

EQUITY                                0                  1,202     1,177     66                              965
INCOME**,B,F,N

BALANCED*,B,G,N                       0                  1,236     1,209     178                             839

EMERGING                              0                  49        48        0                               33
MARKETS
INCOME***,B

HIGH YIELD*,B,H,N                     0                  1,013     991       123                             729

STRATEGIC                             0                  67        66        0                               45
INCOME***,B

MORTGAGE                              0                  204       199       82                              98
SECURITIES*,B,I,P

GOVERNMENT INVESTMENT*,B,J            0                  92        90        15                              57

INTERMEDIATE BOND**,B,K               0                  197       193       13                              151

SHORT FIXED-                          0                  166       161       25                              109
INCOME*,B,L

MUNICIPAL                             0                  200       195       30                              131
INCOME*,B,M

MUNICIPAL BOND***,B                   0                  395       386       0                               326

INTERMEDIATE                          0                  27        27        2                               21
MUNICIPAL
INCOME**,B

SHORT-                                0                  11        11        1                               8
INTERMEDIATE MUNICIPAL INCOME**,B

TOTAL                                 0                  214,500   210,000   0                               176,000
COMPENSATION FROM THE FUND
COMPLEX+,A



COMPENSATION TABLE
AGGREGATE COMPENSATION
FROM A FUNDA             EDWARD C.          E.        DONALD    PETER                 WILLIAM
                         JOHNSON            BRADLEY   J.        S.                    O. MCCOY
                         3D(DOUBLE DAGGER)  JONES     KIRK      LYNCH(DOUBLE DAGGER)  (DOUBLE DAGGER)
                                                                                      (DOUBLE DAGGER)
                                                                                      (DOUBLE DAGGER)

TECHNOQUANT
GROWTH**,B               $ 0                $ 8       $ 8       $ 0                   $ 5

INTERNATIONAL              0                  20        20        0                     20
CAPITAL
APPRECIATIONB,++

OVERSEAS*,B,C              0                  474       474       0                     260

MIDCAP**,B                 0                  142       142       0                     94

EQUITY GROWTH**,B,D,N      0                  2,038     2,038     0                     1,110

GROWTH                     0                  7,060     7,060     0                     7,213
OPPORTUNITIES **,B,E,N,O

STRATEGIC
OPPORTUNITIES**,B          0                  261       261       0                     227

LARGE CAP**,B              0                  24        24        0                     16

GROWTH &                   0                  23        23        0                     16
INCOME**,B

EQUITY                     0                  1,186     1,186     0                     1,237
INCOME**,B,F,N

BALANCED*,B,G,N            0                  1,219     1,219     0                     1,232

EMERGING                   0                  49        49        0                     42
MARKETS
INCOME***,B

HIGH YIELD*,B,H,N          0                  998       998       0                     1,021

STRATEGIC                  0                  66        66        0                     57
INCOME***,B

MORTGAGE                   0                  200       200       0                     202
SECURITIES*,B,I,P

GOVERNMENT
INVESTMENT*,B,J            0                  91        91        0                     90

INTERMEDIATE
BOND**,B,K                 0                  194       194       0                     202

SHORT FIXED-               0                  164       164       0                     164
INCOME*,B,L

MUNICIPAL                  0                  197       197       0                     197
INCOME*,B,M

MUNICIPAL BOND***,B        0                  389       389       0                     404

INTERMEDIATE               0                  27        27        0                     28
MUNICIPAL
INCOME**,B

SHORT-                     0                  11        11        0                     11
INTERMEDIATE
MUNICIPAL INCOME**,B

TOTAL                      0                  211,500   211,500   0                     214,500
COMPENSATION FROM THE FUND
COMPLEX+,A



COMPENSATION TABLE
AGGREGATE COMPENSATION FROM A FUNDA  GERALD C.   EDWARD H.                       MARVIN    ROBERT   THOMAS
                                     MCDONO      MALONE                          L.        C.       R.
                                     UGH         (DOUBLE DAGGER)(DOUBLE DAGGER)  MANN      POZEN    WILLIAMS

TECHNOQUANT GROWTH**,B               $ 10        $ 0                             $ 8       $ 0      $ 8

INTERNATIONAL                         25          0                               20        0        20
CAPITAL
APPRECIATIONB,++

OVERSEAS*,B,C                         575         66                              481       0        478

MIDCAP**,B                            175         6                               144       0        144

EQUITY GROWTH**,B,D,N                 2,506       123                             2,067     0        2,069

GROWTH                                8,573       929                             7,159     0        7,115
OPPORTUNITIES **,B,E,N,O

STRATEGIC OPPORTUNITIES**,B           326         0                               265       0        265

LARGE CAP**,B                         29          1                               24        0        24

GROWTH &                              29          0                               23        0        23
INCOME**,B

EQUITY                                1,460       64                              1,202     0        1,203
INCOME**,B,F,N

BALANCED*,B,G,N                       1,470       198                             1,236     0        1,227

EMERGING                              61          0                               49        0        49
MARKETS
INCOME***,B

HIGH YIELD*,B,H,N                     1,212       132                             1,013     0        1,006

STRATEGIC                             83          0                               67        0        67
INCOME***,B

MORTGAGE                              235         68                              204       0        204
SECURITIES*,B,I,P

GOVERNMENT INVESTMENT*,B,J            105         14                              92        0        91

INTERMEDIATE BOND**,B,K               239         13                              197       0        197

SHORT FIXED-                          197         28                              166       0        165
INCOME*,B,L

MUNICIPAL                             237         34                              200       0        198
INCOME*,B,M

MUNICIPAL BOND***,B                   486         0                               395       0        395

INTERMEDIATE                          33          2                               27        0        27
MUNICIPAL
INCOME**,B

SHORT-                                13          1                               11        0        11
INTERMEDIATE MUNICIPAL INCOME**,B

TOTAL                                 264,500     0                               214,500   0        214,500
COMPENSATION FROM THE FUND
COMPLEX+,A



* Fiscal year ended October 31.
** Fiscal year ended November 30.
*** Fiscal year ended December 31.
(double dagger) Interested trustees of each fund and Mr. Burkhead are compensated by FMR.
(double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board for the funds. Mr. McCoy was appointed to the Board of Trustees of Advisor Series II, III, IV, V, VI, Income Fund, and Municipal Trust effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Advisor Series I, VII, and VIII on July 16, 1997, September 17, 1997, and June 18, 1997, respectively.
+ Information is as of December 31, 1997 for 230 funds in the complex. ++ Figures presented are estimates for the fund's first fiscal year end October 31, 1998.
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000, Phyllis Burke Davis, $75,000, Robert M. Gates, $62,500, E. Bradley Jones, $75,000, Donald J. Kirk, $75,000, William O. McCoy, $75,000, Gerald C. McDonough, $87,500, Marvin L. Mann, $75,000, and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation: Ralph F. Cox, $53,699, Marvin L. Mann, $53,699, and Thomas R. Williams, $62,462.
B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $12, Phyllis Burke Davis, $12, Robert M. Gates, $0, Richard J. Flynn, $0, E. Bradley Jones, $12, Donald J. Kirk, $12, William O. McCoy, $0, Gerald C. McDonough, $12, Edward H. Malone, $12, Marvin L. Mann, $12, and Thomas R. Williams, $12.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $925, Phyllis Burke Davis, $925, Robert M. Gates, $330, Richard
J. Flynn, $0, E. Bradley Jones, $925, Donald J. Kirk, $925, William O. McCoy, $330, Gerald C. McDonough, $1,078, Edward H. Malone, $4, Marvin
L. Mann, $925, and Thomas R. Williams, $925.
E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $3,130, Phyllis Burke Davis, $3,130, Richard J. Flynn, $0, Robert
M. Gates, $2,446, E. Bradley Jones, $3,130, Donald J. Kirk, $3,130, William O. McCoy, $3,044, Gerald C. McDonough, $3,624, Edward H. Malone, $165, Marvin L. Mann, $3,130, and Thomas R. Williams, $3,130. F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $541, Phyllis Burke Davis, $541, Richard J. Flynn, $0, Robert M. Gates, $454, E. Bradley Jones, $541, Donald J. Kirk, $541, William O. McCoy, $552, Gerald C. McDonough, $631, Edward H. Malone, $2, Marvin
L. Mann, $541, and Thomas R. Williams, $541.
G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $535, Phyllis Burke Davis, $535, Richard J. Flynn, $0, Robert M. Gates, $397, E. Bradley Jones, $535, Donald J. Kirk, $535, William O. McCoy, $508, Gerald C. McDonough, $617, Edward H. Malone, $41, Marvin
L. Mann, $535, and Thomas R. Williams, $535.
H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $442, Phyllis Burke Davis, $442, Richard J. Flynn, $0, Robert M. Gates, $345, E. Bradley Jones, $442, Donald J. Kirk, $442, William O. McCoy, $430, Gerald C. McDonough, $512, Edward H. Malone, $23, Marvin
L. Mann, $442, and Thomas R. Williams, $442.
I The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
J The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
K The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
L The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
M The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $7, Phyllis Burke Davis, $7, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $7, Donald J. Kirk, $7, William O. McCoy, $0, Gerald C. McDonough, $7, Edward H. Malone, $7, Marvin L. Mann, $7, and Thomas R. Williams, $7.
N For the fiscal period ended in 1997, certain of the non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Equity Growth (Cox, $870, Malone, $119, Mann, $870, Williams, $767); Growth Opportunities (Cox, $3,178, Malone, $764, Mann, $3,178, Williams, $2,464); Equity Income (Cox, $502, Malone, $62, Mann, $502, Williams, $449); Balanced (Cox, $557, Malone, $157, Mann, $557, Williams $410); and High Yield (Cox, $450, Malone, $109, Mann, $450, Williams, $348).
O Aggregate compensation from Growth Opportunities for the one month period ended November 30, 1997: J. Gary Burkhead, $0, Ralph F. Cox, $697, Phyllis Burke Davis, $697, Richard J. Flynn, $0, Robert M. Gates, $688, Edward C. Johnson 3d, $0, E. Bradley Jones, $697, Donald
J. Kirk, $697, Peter S. Lynch, $0, William O. McCoy, $688, Gerald C. McDonough, $851, Edward H. Malone, $14, Marvin L. Mann, $697, Robert
C. Pozen, $0, and Thomas R. Williams, $697.
P Aggregate compensation from Mortgage Securities for the three month period ended October 31, 1997: J. Gary Burkhead, $0, Ralph F. Cox, $51, Phyllis Burke Davis, $51, Richard J. Flynn, $0, Robert M. Gates, $51, Edward C. Johnson 3d, $0, E. Bradley Jones, $51, Donald J. Kirk, $51, Peter S. Lynch, $0, William O. McCoy, $51, Gerald C. McDonough, $63, Edward H. Malone, $0, Marvin L. Mann, $51, Robert C. Pozen, $0, and Thomas R. Williams, $51.
THE FOLLOWING INFORMATION SUPPLEMENTS THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 127.
The following fee schedule is the current fee schedule for High Yield, Mortgage Securities, Government Investment, Intermediate Bond and Short Fixed-Income, and replaces the similar information for each fund on pages 129 and 130.
GROUP FEE RATE SCHEDULE      EFFECTIVE ANNUAL FEE RATES

AVERAGE GROUP    ANNUALIZED  GROUP NET       EFFECTIVE ANNUAL FEE
ASSETS           RATE        ASSETS          RATE

 0 - $3 BILLION  .3700%       $ 0.5 BILLION  .3700%

 3 - 6           .3400         25            .2664

 6 - 9           .3100         50            .2188

 9 - 12          .2800         75            .1986

 12 - 15         .2500         100           .1869

 15 - 18         .2200         125           .1793

 18 - 21         .2000         150           .1736

 21 - 24         .1900         175           .1690

 24 - 30         .1800         200           .1652

 30 - 36         .1750         225           .1618

 36 - 42         .1700         250           .1587

 42 - 48         .1650         275           .1560

 48 - 66         .1600         300           .1536

 66 - 84         .1550         325           .1514

 84 - 120        .1500         350           .1494

 120 - 156       .1450         375           .1476

 156 - 192       .1400         400           .1459

 192 - 228       .1350         425           .1443

 228 - 264       .1300         450           .1427

 264 - 300       .1275         475           .1413

 300 - 336       .1250         500           .1399

 336 - 372       .1225         525           .1385

 372 - 408       .1200         550           .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 OVER 516        .1100

This fee schedule was approved by the shareholders of High Yield, Mortgage Securities, Government Investment, Intermediate Bond and Short Fixed-Income.
THE FOLLOWING INFORMATION REPLACES THE FIRST AND SECOND PARAGRAPHS FOUND UNDER "MANAGEMENT FEES" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 128.
MANAGEMENT FEES. For the services of FMR under the management contract, TechnoQuant Growth, International Capital Appreciation, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
THE FOLLOWING CHART REPLACES THE SIMILAR CHART FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 128.

FUND                                 DATE OF MANAGEMENT CONTRACT  DATE OF SHAREHOLDER APPROVAL

TECHNOQUANT GROWTH                    12/1/96                      12/23/96*

INTERNATIONAL CAPITAL APPRECIATION    10/16/97                     10/31/97*

OVERSEAS                              10/31/97                     9/17/97

MID CAP                               1/18/96                      1/18/96*

EQUITY GROWTH                         8/1/97                       7/16/97

GROWTH OPPORTUNITIES                  2/28/98                      7/16/97

STRATEGIC OPPORTUNITIES               2/28/98                      6/18/97

LARGE CAP                             1/18/96                      1/18/96*

GROWTH & INCOME                       12/1/96                      12/23/96*

EQUITY INCOME                         12/1/98                      11/18/98

BALANCED                              6/1/98                       5/13/98

EMERGING MARKETS INCOME               7/1/97                       6/18/97

HIGH YIELD                            6/1/98                       5/13/98

STRATEGIC INCOME                      10/31/97                     6/18/97

MORTGAGE SECURITIES                   8/1/98                       7/15/98

GOVERNMENT INVESTMENT                 6/1/98                       5/13/98

INTERMEDIATE BOND                     11/1/98                      10/7/98

SHORT FIXED-INCOME                    6/1/98                       5/13/98

MUNICIPAL INCOME                      12/1/94                      11/16/94

MUNICIPAL BOND                        1/1/94                       12/15/93

INTERMEDIATE MUNICIPAL INCOME         7/1/95                       6/14/95

SHORT-INTERMEDIATE MUNICIPAL INCOME   7/1/95                       6/14/95


* Approved by FMR, then the sole shareholder of the fund.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 132.
EQUITY FUNDS
The following fee schedule is the current fee schedule for all equity funds.

GROUP FEE RATE SCHEDULE              EFFECTIVE ANNUAL FEE RATES

AVERAGE GROUP            ANNUALIZED  GROUP NET         EFFECTIVE ANNUAL
ASSETS                   RATE        ASSETS            FEE RATE





$ 0       -   3 BILLION  .5200%       $ 0.5 BILLION    .5200%

3         -   6          .4900          25             .4238

6         -   9          .4600          50             .3823

9         -   12         .4300          75             .3626

12        -   15         .4000          100            .3512

15        -   18         .3850          125            .3430

18        -   21         .3700          150            .3371

21        -   24         .3600          175            .3325

24        -   30         .3500          200            .3284

30        -   36         .3450          225            .3249

36        -   42         .3400          250            .3219

42        -   48         .3350          275            .3190

48        -   66         .3250          300            .3163

66        -   84         .3200          325            .3137

84        -   102        .3150          350            .3113

102       -   138        .3100          375            .3090

138       -   174        .3050          400            .3067

174       -   210        .3000          425            .3046

210       -   246        .2950          450            .3024

246       -   282        .2900          475            .3003

282       -   318        .2850          500            .2982

318       -   354        .2800          525            .2962

354       -   390        .2750          550            .2924

390       -   426        .2700

426       -   462        .2650

462       -   498        .2600

498       -   534        .2550

OVER 534                 .2500

This fee schedule has been approved by the shareholders of each equity fund.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 133.
The individual fund fee rates for each fund are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for December 1997 the annual basic fee rate would be calculated as follows:

                                     GROUP FEE RATE       INDIVIDUAL FUND FEE RATE       BASIC FEE RATE

TECHNOQUANT GROWTH                    0.2942%        +     0.30%                    =    0.5942%

INTERNATIONAL CAPITAL APPRECIATION*   0.2942%        +     0.45%                    =    0.7442%

OVERSEAS                              0.2942%        +     0.45%                    =    0.7442%

MID CAP                               0.2942%        +     0.30%                    =    0.5942%

EQUITY GROWTH                         0.2942%        +     0.30%                    =    0.5942%

GROWTH OPPORTUNITIES                  0.2942%        +     0.30%                    =    0.5942%

STRATEGIC OPPORTUNITIES               0.2942%        +     0.30%                    =    0.5942%

LARGE CAP                             0.2942%        +     0.30%                    =    0.5942%

GROWTH & INCOME                       0.2942%        +     0.20%                    =    0.4942%

EQUITY INCOME                         0.2942%        +     0.20%                    =    0.4942%

BALANCED                              0.2942%        +     0.15%                    =    0.4442%

EMERGING MARKETS INCOME               0.1372%        +     0.55%                    =    0.6872%

HIGH YIELD                            0.1372%        +     0.45%                    =    0.5872%

STRATEGIC INCOME                      0.1372%        +     0.45%                    =    0.5872%

MORTGAGE SECURITIES                   0.1372%        +     0.30%                    =    0.4372%

GOVERNMENT INVESTMENT                 0.1372%        +     0.30%                    =    0.4372%

INTERMEDIATE BOND                     0.1372%        +     0.30%                    =    0.4372%

SHORT FIXED-INCOME                    0.1372%        +     0.30%                    =    0.4372%

MUNICIPAL INCOME                      0.1372%        +     0.25%                    =    0.3872%

INTERMEDIATE MUNICIPAL INCOME         0.1372%        +     0.25%                    =    0.3872%

SHORT-INTERMEDIATE MUNICIPAL INCOME   0.1372%        +     0.25%                    =    0.3872%


* Estimated
THE FOLLOWING INFORMATION REPLACES THE SECOND AND SIXTH PARAGRAPHS FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 135.
SUB-ADVISERS. On behalf of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Intermediate Bond, and Short Fixed-Income, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds. On behalf of International Capital Appreciation, Overseas, Emerging Markets Income, and Strategic Income, FMR may also grant FMR U.K., FMR Far East, FIJ, FIIA and FIIA(U.K.)L investment management authority to buy and sell securities if FMR believes it would be beneficial to the funds.
On behalf of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
THE FOLLOWING INFORMATION REPLACES THE SECOND, FOURTH, FIFTH, AND SIXTH PARAGRAPHS FOUND UNDER THE HEADING "DISTRIBUTION AND SERVICE PLANS" BEGINNING ON PAGE 137.
Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Mortgage Securities, and Municipal Income (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds), and Short-Intermediate Municipal Income and Short Fixed-Income (the Short-Term Bond Funds). Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, Municipal Income, Short-Intermediate Municipal Income, and Intermediate Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. Pursuant to the Class C Plans, FDC is paid a distribution fee as a percentage of Class C's average net assets at an annual rate of up to 0.75% for each fund with Class C shares. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month.
Currently, up to the full amount of distribution fees paid by Class A and Class T may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A or Class T shareholders, as applicable, based upon the level of services provided.
Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and up to the full amount of service fees paid by Class B may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
Currently and except as provided below, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. Normally, after the first year of investment, up to the full amount of distribution fees paid by Class C may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares, and up to the full amount of service fees paid by Class C may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts. For purchases of Class C shares made for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of distribution fees and service fees paid by such Class C shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.
THE FOLLOWING TABLES REPLACE THE TABLES SHOWING DISTRIBUTION FEES AND, FOR CLASS B AND CLASS C, SERVICE FEES, PAID BY CLASS A, CLASS T, CLASS B, AND CLASS C, RESPECTIVELY, FOUND ON PAGES 139-141 IN THE "DISTRIBUTION AND SERVICE PLANS" SECTION.
The table below shows the distribution fees paid by Class A for the fiscal years ended 1997.


            CLASS A DISTRIBUTION FEES
                                                 1997
FUND                                 FEES PAID   PAID BY FDC TO   RETAINED BY
                                     TO FDC      INVESTMENT       FDC****
                                                 PROFESSIONALS

TECHNOQUANT GROWTH                   $ 9,431     $ 9,265          $ 166

OVERSEAS                              6,465       6,238            227

MID CAP                               6,575       6,326            249

EQUITY GROWTH                         36,449      36,286           163

GROWTH OPPORTUNITIES                  153,641++   153,641++        0++

STRATEGIC OPPORTUNITIES               2,516***    2,255***         261***

LARGE CAP                             3,619       3,142            477

GROWTH & INCOME                       6,421       6,256            165

EQUITY INCOME                         32,093      32,089           4

BALANCED                              10,612      10,344           268

EMERGING MARKETS INCOME               1,903       1,718            185

HIGH YIELD                            29,386      29,364           22

STRATEGIC INCOME                      2,600       2,450            150

MORTGAGE SECURITIES                   600*        565*             35*

MORTGAGE SECURITIES                   530**       482**            48**

GOVERNMENT INVESTMENT                 1,086       945              141

INTERMEDIATE BOND                     3,177       3,056            121

SHORT FIXED-INCOME                    4,666       4,666            0

MUNICIPAL INCOME                      2,810       2,723            87

INTERMEDIATE MUNICIPAL INCOME         521         358              163

SHORT-INTERMEDIATE MUNICIPAL INCOME   523         372              151


 + For the fiscal period November 1, 1997 through November 30, 1997. ++ For the fiscal period November 1, 1996 through October 31, 1997.
* For the fiscal period August 1, 1997 through October 31, 1997.
** For the fiscal period March 3, 1997 through July 31, 1997.
*** For the fiscal period January 1, 1997 through November 30, 1997. **** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
The table below shows the distribution fees paid by Class T for the fiscal years ended 1997.

            CLASS T DISTRIBUTION FEES
                                                    1997

FUND                                 FEES PAID      PAID BY FDC TO  RETAINED BY
                                     TO FDC         INVESTMENT      FDC****
                                                    PROFESSIONALS

TECHNOQUANT GROWTH                   $ 59,373       $ 58,479        $ 894

OVERSEAS                              5,557,206      5,466,383       90,823

MID CAP                               1,333,963      1,224,468       109,495

EQUITY GROWTH                         19,297,519     19,090,886      206,633

GROWTH OPPORTUNITIES                  8,369,900+     8,200,499+      169,401+

GROWTH OPPORTUNITIES                  86,243,939++   85,413,638++    830,301++

STRATEGIC OPPORTUNITIES               2,266,860***   2,222,675***    44,185***

LARGE CAP                             179,058        176,655         2,403

GROWTH & INCOME                       254,429        254,073         356

EQUITY INCOME                         9,635,902      9,452,123       183,779

BALANCED                              14,548,840     14,388,949      159,891

EMERGING MARKETS INCOME               230,572        207,314         23,258

HIGH YIELD                            4,929,860      4,878,524       51,336

STRATEGIC INCOME                      276,410        273,944         2,466

MORTGAGE SECURITIES                   8,099*         3,787*          4,312*

MORTGAGE SECURITIES                   2,602**        1,400**         1,202**

GOVERNMENT INVESTMENT                 427,659        414,018         13,641

INTERMEDIATE BOND                     655,179        632,537         22,642

SHORT FIXED-INCOME                    570,695        561,631         9,064

MUNICIPAL INCOME                      1,062,341      1,051,649       10,692

INTERMEDIATE MUNICIPAL INCOME         127,082        124,865         2,217

SHORT-INTERMEDIATE MUNICIPAL INCOME   37,068         36,623          445


+ For the fiscal period November 1, 1997 through November 30, 1997. ++ For the fiscal period November 1, 1996 through October 31, 1997.
* For the fiscal period August 1, 1997 through October 31, 1997.
** For the fiscal period March 3, 1997 through July 31, 1997.
*** For the fiscal period January 1, 1997 through November 30, 1997. **** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
The table below shows the distribution fees and the shareholder service fees paid by Class B for the fiscal years ended 1997.

           CLASS B DISTRIBUTION FEES AND SHAREHOLDER SERVICE FEES
                                                           1997

FUND                           DISTRIBUTION  RETAINED BY   SHAREHOLDER   PAID BY FDC     RETAINED BY
                               FEES PAID     FDC*****      SERVICE FEES  TO INVESTMENT   FDC****
                               TO FDC                      PAID TO FDC   PROFESSIONALS

TECHNOQUANT GROWTH             $ 44,157      $ 44,157      $ 14,718      $ 14,625        $ 93

OVERSEAS                        215,984       215,984       71,995        71,995          0

MID CAP                         325,966       325,966       108,656       108,656         0

EQUITY GROWTH                   217,770       217,770       72,590        72,590          0

GROWTH OPPORTUNITIES            247,111+      247,111+      82,370+       81,953+         417+

GROWTH OPPORTUNITIES            844,796++     844,796++     281,598++     281,598++       0++

STRATEGIC OPPORTUNITIES         683,989***    683,989***    227,996***    227,107***      889***

LARGE CAP                       120,477       120,477       40,162        39,938          224

GROWTH & INCOME                 88,496        88,496        29,498        29,498          0

EQUITY INCOME                   4,395,816     4,395,816     1,465,270     1,461,265       4,005

BALANCED                        47,252        47,252        15,751        15,407          344

EMERGING MARKETS INCOME         144,517       144,517       55,579        55,579          0

HIGH YIELD                      2,991,471     2,991,471     1,150,565     1,150,565       0

STRATEGIC INCOME                295,764       295,764       113,756       113,256         500

MORTGAGE SECURITIES             1,950*        1,950*        749*          689*            60*

MORTGAGE SECURITIES             994**         994**         380**         291**           89**

GOVERNMENT INVESTMENT           112,488       112,488       43,269        42,928          341

INTERMEDIATE BOND               127,539       127,539       49,049        48,705          344

MUNICIPAL INCOME                259,150       259,150       99,673        99,539          134

INTERMEDIATE MUNICIPAL INCOME   48,596        48,596        18,691        18,629          62


+ For the fiscal period November 1, 1997 through November 30, 1997.
++ For the fiscal period November 1, 1996 through October 31, 1997.
* For the fiscal period August 1, 1997 through October 31, 1997.
** For the fiscal period March 3, 1997 through July 31, 1997.
*** For the fiscal period January 1, 1997 through November 30, 1997. **** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
***** Amounts are retained by FDC for use in its capacity as distributor.
The table below shows the distribution fees and the shareholder service fees paid by Class C for the fiscal years ended 1997. (Class C shares were not offered prior to November 3, 1997.)

        CLASS C DISTRIBUTION FEES AND SHAREHOLDER SERVICE FEES
                                                                       1997

FUND                                         PAID BY FDC     RETAINED  SHAREHOLDER   PAID BY FDC     RETAINED BY
                               DISTRIBUTION  TO INVESTMENT   BY FDC*   SERVICE FEES  TO INVESTMENT   FDC*
                               FEES PAID     PROFESSIONALS             PAID TO FDC   PROFESSIONALS
                               TO FDC

TECHNOQUANT GROWTH             $ 8           $ 0             $ 8       $ 2           $ 0             $ 2

MID CAP                         84            0               84        28            0               28

EQUITY GROWTH                   281           0               281       94            0               94

GROWTH OPPORTUNITIES            1,701         0               1,701     567           0               567

LARGE CAP                       12            0               12        2             0               2

GROWTH & INCOME                 113           0               113       38            0               38

EQUITY INCOME                   192           0               192       64            0               64

EMERGING MARKETS INCOME         35            0               35        12            0               12

STRATEGIC INCOME                354           0               354       118           0               118

INTERMEDIATE BOND               41            0               41        14            0               14

INTERMEDIATE MUNICIPAL INCOME   4             0               4         2             0               2


* Amounts are retained by FDC for use in its capacity as distributor. THE FOLLOWING CHART REPLACES THE SIMILAR CHART FOUND IN THE
"DISTRIBUTION AND SERVICE PLANS" SECTION ON PAGE 143.
The Plans were approved by the shareholders of each class on the dates shown in the table below:

                                     DATE OF SHAREHOLDER APPROVAL

FUND                                 CLASS A                       CLASS T   CLASS B   INSTITUTIONAL

TECHNOQUANT GROWTH                   12/23/96                      12/23/96  12/23/96  12/23/96

OVERSEAS                             08/30/96                      09/17/97  06/30/95  06/30/95

MID CAP                              08/30/96                      01/18/96  01/18/96  01/18/96

EQUITY GROWTH                        08/30/96                      07/16/97  *         09/26/86

GROWTH OPPORTUNITIES                 08/30/96                      01/01/95  *         06/30/95

STRATEGIC OPPORTUNITIES              08/30/96                      06/18/97  06/18/97  06/30/95

LARGE CAP                            08/30/96                      01/18/96  01/18/96  01/18/96

GROWTH & INCOME                      12/23/96                      12/23/96  12/23/96  12/23/96

EQUITY INCOME                        08/30/96                      11/18/98  11/18/98  07/23/86

BALANCED                             08/30/96                      01/01/95  *         06/30/95

EMERGING MARKETS INCOME              08/30/96                      06/18/97  06/18/97  06/30/95

HIGH YIELD                           08/30/96                      01/01/95  01/01/95  06/30/95

STRATEGIC INCOME                     08/30/96                      10/14/94  10/14/94  06/30/95

GOVERNMENT INVESTMENT                08/30/96                      01/01/95  01/01/95  06/30/95

INTERMEDIATE BOND                    08/30/96                      01/01/95  01/01/95  11/26/86

MORTGAGE SECURITIES                  *                             *         *         *

SHORT FIXED-INCOME                   08/30/96                      01/01/95  **        06/30/95

MUNICIPAL INCOME                     08/30/96                      12/01/94  12/01/94  06/30/95

INTERMEDIATE MUNICIPAL INCOME        08/30/96                      07/01/95  07/01/95  11/05/86

SHORT-INTERMEDIATE MUNICIPAL INCOME  08/30/96                      07/01/95  **        06/30/95


* Not applicable.
** Class B is not available for this fund.
   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "CONTRACTS WITH FMR AFFILIATES" SECTION ON PAGE 144.
   FSC also collects small account fees from certain accounts with balances of less than $2,500.
THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH FOUND UNDER "CONTRACTS WITH FMR AFFILIATES" ON PAGE 144.
Each of the taxable funds has entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.
THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH UNDER THE HEADING "SHAREHOLDER AND TRUSTEE LIABILITY" IN THE "DESCRIPTION OF THE TRUSTS" SECTION ON PAGE 153.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust (except for Fidelity Advisor Series II, Fidelity Advisor Series IV and Fidelity Income Fund) provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Fidelity Advisor Series II's, Fidelity Advisor Series IV's and Fidelity Income Fund's Declaration of Trust provides that each trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
THE FOLLOWING INFORMATION REPLACES THE "VOTING RIGHTS" SECTION FOUND UNDER "DESCRIPTION OF THE TRUSTS" ON PAGE 153.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive rights, and Class A, Class T, Class C, Institutional Class, and Initial Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of a trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust (except Fidelity Advisor Series II, Fidelity Advisor Series IV and Fidelity Income Fund) or fund (except Balanced, Government Investment, High Yield, Intermediate Bond, Mortgage Securities, Short Fixed-Income, and Strategic Income) may be terminated upon the sale of their assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the funds or trusts. Fidelity Advisor Series II, Fidelity Advisor Series IV and Fidelity Income Fund or any of their respective funds may be terminated upon sale of their assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of their assets. Generally, the merger of a trust or a fund with another entity or the sale of substantially all of the assets of a trust or a fund to another entity requires the vote of a majority of the outstanding shares of a trust or a fund, as determined by the current value of each shareholder's investment in the fund or trust. The Trustees of Fidelity Advisor Series II, Fidelity Advisor Series IV and Fidelity Income Fund may, however, reorganize or terminate each trust or any fund without prior shareholder approval. If not so terminated, each trust and fund will continue indefinitely. Each fund (except Municipal Bond) may invest all of their assets in another investment company.